Loans - Recorded Investment in Loans Related to Balance in Allowance for Possible Loan Losses by Portfolio Segment (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment	$ 15,583	$ 13,079
Loans collectively evaluated for impairment	414,685	378,416
Total Gross Loans	430,268	391,495
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment	15,519	12,888
Loans collectively evaluated for impairment	325,644	312,724
Total Gross Loans	341,163	325,612
Real Estate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment	28	70
Loans collectively evaluated for impairment	62,452	39,298
Total Gross Loans	62,480	39,368
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans individually evaluated for impairment	36	121
Loans collectively evaluated for impairment	26,589	26,394
Total Gross Loans	$ 26,625	$ 26,515